30. SUPPLEMENTAL CASH FLOW INFORMATION (Details 5) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information
Satellites, property and other equipment	$ 3,795	$ 9,515	$ 13,776
Intangible assets	$ 3,635	$ (128)	$ 2,350